TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Statement of Additional Information

Transamerica Energy Infrastructure

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Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Energy Infrastructure under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Kayne Anderson Capital Advisors, L.P.
Portfolio Managers:
James Baker	Portfolio Manager	since January 2024
Gordon Hamilton	Portfolio Manager	since May 2026
Harrison Little	Portfolio Manager	since January 2024

Effective immediately, the following replaces the corresponding information in the Prospectus for Transamerica Energy Infrastructure under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
James Baker	Kayne Anderson Capital Advisors, L.P.

Portfolio Manager of the fund since 2024; Employed with Kayne Anderson Capital Advisors, L.P. since 2004; Managing Partner and Co-Head of Kayne Energy Infrastructure; Chief Executive Officer of Kayne Anderson Energy Infrastructure Fund, Inc. (NYSE: KYN) (since 2019); Director, President and Co-Portfolio Manager of KYN (since 2017)

Gordon Hamilton	Kayne Anderson Capital Advisors, L.P

Portfolio Manager of the fund since 2026; Employed with Kayne Anderson Capital Advisors, L.P. since 2018; Senior Managing Director and Portfolio Manager for Kayne Anderson’s energy infrastructure strategies, responsible for providing equity research and analytics in the midstream and energy infrastructure industries

Harrison Little	Kayne Anderson Capital Advisors, L.P.

Portfolio Manager of the fund since 2024; Employed with Kayne Anderson Capital Advisors, L.P. since 2023; Head of Research and Deputy Co-Head of Kayne Energy Infrastructure; Partner, Co-Founder and Director of Research at Decade Renewable Partners (2021-2023); Senior Associate at Citadel (2017-2020)

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Kayne Anderson Capital Advisors, L.P. (“KACALP”)”:

Transamerica Energy Infrastructure

Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

James Baker	1	$3.07 billion	3	$707.47 million	5	$329.33 million

Gordon Hamilton*	1	$3.81 billion	2	$764.26 million	4	$262.12 million

Harrison Little	1	$3.07 billion	3	$707.47 million	5	$329.33 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

James Baker	0	$0	1	$444.88 million	2	$167.86 million

Gordon Hamilton*	0	$0	1	$551.99 million	2	$145.49 million

Harrison Little	0	$0	1	$444.88 million	2	$167.86 million

1 Includes a closed-end fund managed by KA Fund Advisors, LLC, an affiliated registered investment adviser of KACALP.

* As of March 31, 2026

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Investors Should Retain this Supplement for Future Reference

May 5, 2026